SCHEDULE OF FUTURE AMORTIZATION EXPENSE (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 761,345
2025	631,519
2026	339,205
2027	38,195
2028 and after	146,098
Intangible assets, net	$ 1,916,362	$ 1,441,691